UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  White Mountain Investment, Inc.
Address:  114 North Main Street
Suite 301
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cynthia J. Rouvalis
Title:	Portfolio Manager
Phone:	603-224-2330
Signature, Place, and Date of Signing:

					Concord, NH		May 10, 2001

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 165,469



List of Other Included Managers: None.

No.  13F File Number	Name

WHITE MOUNTAIN INVESTMENT
FORM 13F
13F
March 31, 2001

                                                                         Voting Authority
                                                                         --------------------------
                                 Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer   Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
----------------------------------------------------     ----    ------- --------------------------------

H & Q Life SciencMFE     40405310     310   17705SH              Sole                3095           14610
Mass Mutual Corp MFF     57629210     655   27000SH              Sole               14500           12500
MuniVest Fund    MFF     62629510     245   28000SH              Sole               12000           16000
AES Corp.        COM     00130H10     769   15400SH              Sole                               15400
AMB Property CorpCOM     00163T10     903   36700SH              Sole               12500           24200
AOL Time Warner  COM     00184A10    3471   86448SH              Sole               28100           58348
Agilent          COM     00846U10     242    7870SH              Sole                 686            7184
American Home ProCOM     02660910    2373   40400SH              Sole               11200           29200
American InternatCOM     02687410    6375   79193SH              Sole               15804           63389
Archstone CommuniCOM     03958110    1026   41704SH              Sole               16694           25010
Bank of New York COM     06405710    2639   53600SH              Sole               25400           28200
Barrett ResourcesCOM     06848020     721   12000SH              Sole                               12000
BellSouth Corp.  COM     07986010     223    5450SH              Sole                                5450
Boston PropertiesCOM     10112110     327    8500SH              Sole                1000            7500
Bristol-Myers SquCOM     11012210     995   16750SH              Sole                2300           14450
Burlington ResourCOM     12201410    2604   58186SH              Sole               15000           43186
CVS              COM     12665010    6177  105600SH              Sole               28600           77000
Cardinal Health  COM     14149Y10    9259   95700SH              Sole               25800           69900
Chubb Corp.      COM     17123210    2318   32000SH              Sole               11200           20800
Cisco Systems    COM     17275R10    3772  238559SH              Sole               12000          226559
Citigroup        COM     17296710     247    5500SH              Sole                 800            4700
Convergys        COM     21248510    3946  109400SH              Sole               27000           82400
Corning          COM     21935010    1114   53861SH              Sole               11400           42461
Dendrite InternatCOM     24823910    1667  119040SH              Sole               37500           81540
EMC              COM     26864810    1040   35364SH              Sole                               35364
EOG Resources    COM     26875P10     421   10200SH              Sole                5000            5200
El Paso Corp.    COM     28336L10    2135   32700SH              Sole               10000           22700
Enron            COM     29356110    2978   51250SH              Sole               18600           32650
Enzon Inc.       COM     29390410    3023   63634SH              Sole                               63634
Exxon Mobil CorpoCOM     30231g10    1364   16837SH              Sole                 800           16037
FEDEX Corp.      COM     31428x10     383    9200SH              Sole                2600            6600
Fair, Isaac      COM     30325010    4675   79900SH              Sole               23800           56100
Fannie Mae       COM     31358610   13621  171113SH              Sole               39300          131813
Fed. Home Loan MoCOM     31340030    1854   28600SH              Sole               15000           13600
First Data       COM     31996310     931   15600SH              Sole                4900           10700
First Health GrouCOM     32096010    3704   84420SH              Sole               17900           66520
Fiserv Inc.      COM     33773810     574   12837SH              Sole                               12837
General Electric COM     36960410   12233  292243SH              Sole               46700          245543
Health Care PropeCOM     42191510     919   27100SH              Sole               13600           13500
Hewlett Packard  COM     42823610     668   21368SH              Sole                9800           11568
Home Depot       COM     43707610    7185  166701SH              Sole               37563          129138
Honeywell InternaCOM     43851610     320    7842SH              Sole                3562            4280
Hooper Holmes    COM     43910410    1589  185000SH              Sole               64500          120500
Independent Bank COM     45383610     456   30375SH              Sole                               30375
Intel Corp.      COM     45814010    2386   90678SH              Sole               44600           46078
International BusCOM     45920010    1397   14520SH              Sole                 360           14160
J.P. Morgan ChaseCOM     46625h10     480   10685SH              Sole                1480            9205
Johnson & JohnsonCOM     47816010    4193   47932SH              Sole                8300           39632
Kronos           COM     50105210     538   17100SH              Sole                 800           16300
Medtronic        COM     58505510    2607   57000SH              Sole                6000           51000
Merck            COM     58933110    8229  108424SH              Sole               23620           84804
Miller Herman IncCOM     60054410    1569   67850SH              Sole               18150           49700
Molex 'A'        COM     60855420    1930   69389SH              Sole               23110           46279
Nestle ADRs (votiCOM     64106940    1048   10000SH              Sole                2000            8000
New York Times   COM     65011110    5017  122450SH              Sole               31400           91050
Nokia 'A'        COM     65490220     353   14700SH              Sole                8500            6200
Nortel Networks  COM     65656810     141   10052SH              Sole                               10052
Paychex, Inc.    COM     70432610    1181   31874SH              Sole               16874           15000
Pfizer Inc.      COM     71708110     368    8983SH              Sole                                8983
Pitney Bowes Inc.COM     72447910    1842   53000SH              Sole               14500           38500
Procter & Gamble COM     74271810    3560   56874SH              Sole                9100           47774
Providian FinanciCOM     74406a10     206    4200SH              Sole                                4200
Royal Dutch PetroCOM     78025780    1417   25556SH              Sole                4400           21156
S.B.C. CommunicatCOM     78387G10     272    6084SH              Sole                                6084
Schering Plough CCOM     80660510     833   22800SH              Sole                1200           21600
Simon Property GrCOM     82880610     399   15600SH              Sole                8600            7000
Staples          COM     85503010    1196   80395SH              Sole               18375           62020
State Street CorpCOM     85747710     374    4000SH              Sole                4000
Synopsys         COM     87160710    2868   61100SH              Sole               15100           46000
Tellabs          COM     87966410     753   18500SH              Sole                6000           12500
Transatlantic HolCOM     89352110     615    6000SH              Sole                                6000
Tyco             COM     90212410    2175   50304SH              Sole               20300           30004
Unilever N.V.  NYCOM     90478470    1034   19642SH              Sole                2857           16785
Verizon CommunicaCOM     92343v10     321    6511SH              Sole                                6511
WPP Group PLC    COM     92930930     403    7515SH              Sole                2171            5344
Waste Management COM     94106L10     447   18096SH              Sole                               18096
Wells Fargo      COM     94974610    2869   58000SH              Sole               10000           48000